Flight equipment held for operating leases, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Abstract]
Net book value at beginning of period	$ 57,825,056	$ 35,156,450
Additions	1,707,720	785,047
Depreciation	(1,197,431)	(776,414)
Disposals and transfers to held for sale	(555,939)	(330,940)
Transfers to investment in finance leases, net/inventory	(282,133)	(19,890)
Write-offs and impairments (Note 5 and 20)	(3,190,491)	(73,386)
Net book value at end of period	54,306,782	34,740,867
Accumulated depreciation and impairment as of June 30, 2022 and 2021, respectively:	$ (11,702,822)	$ (10,335,040)